EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 4

EARNINGS PER SHARE

The numerator for both basic and diluted earnings per share (EPS) is either net income, income from continuing operations, or income from discontinued operations. The denominator for basic EPS is the weighted-average number of common shares outstanding during the period. The dilutive effect of outstanding stock options, restricted stock units (RSUs) and performance share units (PSUs) is reflected in the denominator for diluted EPS using the treasury stock method.

The following table is a reconciliation of basic shares to diluted shares.

years ended December 31 (in millions)	2017	2016	2015
Basic shares	543	546	545
Effect of dilutive securities	12	5	4
Diluted shares	555	551	549

The effect of dilutive securities included unexercised stock options, unvested RSUs and contingently issuable shares related to granted PSUs. The computation of diluted EPS excluded 2 million, nil, and 18 million equity awards in  2017, 2016, and 2015, respectively, because their inclusion would have had an anti-dilutive effect on diluted EPS. Refer to Note 12 for additional information regarding items impacting basic shares.